RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2024
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 3 — RECENT ACCOUNTING PRONOUNCEMENTS

Recently Adopted Accounting Standards	Effective for periods beginning on or after

Amendments to IAS 1 Non-current Liabilities with Covenants	January 1, 2024
Amendments to IAS 1 Classification of liabilities as current or non current	January 1, 2024
Amendments to IFRS 16 Lease Liability in a Sale and Leaseback	January 1, 2024
Amendments to IAS 7 and IFRS 7 Supplier Finance Arrangements	January 1, 2024

The Company’s adoption of the standards above had no material impact on the consolidated financial statements in the year of initial application.

Recent Accounting Standards Not Yet Adopted	Effective for periods beginning on or after

Amendments to IAS 21 Lack of Exchangeability	January 1, 2025
Amendments to IFRS 7 and IFRS 9 Classification and measurement of Financial Instruments	January 1, 2026
Annual improvements to IFRS Accounting Standard-Volume 11	January 1, 2026
IFRS 18 Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19 Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21 Lack of Exchangeability	January 1, 2025

The Company expects that the adoption of the standards above will have no material impact on the consolidated financial statements in the year of initial application.